ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Payroll payable	80,158	77,218	10,876
Tax payable	32,836	30,320	4,270
Accrued expenses	24,349	28,732	4,047
Deposits	2,204	2,498	352
Others	5,170	4,909	691
	144,717	143,677	20,236